CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Contingent Liabilities
CONTINGENT LIABILITIES

NOTE 23 — CONTINGENT LIABILITIES

Contingent liabilities as of December 31, 2024 and December 31, 2023 consist of the following:

	As of December 31, 2024	As of December 31, 2023
Options	$-	1,690,000
Contingent consideration	-	2,024,000
	$-	3,714,000

To account for the Options and Top Up Consideration for the acquisitions the Company used the following income approach valuation methods:

Top Up Consideration and Call Option: The fair values of each were determined utilizing monte carlo simulations to simulate the potential payoffs. A monte carlo simulation is a problem solving technique used to approximate the probability of certain outcomes by running multiple trial runs, called simulations, using random variables.

Put Option: The fair value of the put option was determined using a closed-form option pricing model commonly referred to as the Black-Scholes option pricing model.

The Company utilized an independent third-party to determine the fair value of the fair value of the contingent earn outs and the fair value of options for the year 2023. As the option expired as of December 31, 2024, the Company wrote off the liability by recognizing the revaluation gain on the contingent considerations.

A reconciliation of contingent liabilities for the year ended December 31, 2024 and December 31, 2023 is as follows:

Options as on December 31, 2024

	Opening	Adjustments	Closing Value
PIN	$-	$-	$-
ESQ	1,690,000	(1,690,000)	-
	$1,690,000	$(1,690,000)	$-

Options as on December 31, 2023

	Acquisition Value	Adjustments	Closing Value
PIN	$22,350,000	$(22,350,000)	$-
ESQ	1,691,198	(1,198)	1,690,000
	$24,041,198	$(22,351,198)	$1,690,000

The Company has recorded the derivative liability for issuance of options as follows:

The Company has issued a call option to the seller of Property Investors Network which allows the seller to exercise the call option to repurchase the Company from the buyer, if the value of Company’s shares held by the seller is below GBP 10.2 million. To repurchase the Company the Genius Group shares held by the seller, Simon Zushi, must be transferred back to the Company, the seller must pay back £3 million to Genius Group, less any cash taken out of Property Investors Network by Genius Group during the period commencing on the acquisition closing date and ending on the call completion date. The validity of such option is one year from the first anniversary of the acquisition close date. The change in the fair value of the call option is recorded as a gain or loss to Revaluation adjustment of contingent liabilities on the Statement of Operations and Comprehensive Loss. During the year 2023, the seller of Property Investors Network agreed to cancel the right to exercise the call option and the Company has recorded change in the fair value of the call option as gain or loss of Revaluation adjustment of contingent consideration on the consolidated statement of operations and comprehensive (loss)/income during the year 2023. The fair value of call option was Nil in 2024 and 2023.

The Company has also issued a put option to the seller of E-Squared Enterprises Ltd which allows the seller to exercise the put option in return for the cash consideration, if the Company’s shares trade below $5.81 ($34.87 pre-split) at the agreed value of $1,907,598 at any given point of time from the date of commencement to two years. The change in the fair value of the put option is recorded as a gain or loss to revaluation adjustment of contingent liabilities on the Consolidated Statement of Operations and Comprehensive (Loss)/income during the years 2024 and 2023. The fair value of put option was Nil in 2024 as the option crossed the expiry during the year 2024 and $1,690,000 in 2023.

Contingent Consideration as on December 31, 2024

	Opening	Adjustments	Closing Value

RF	$2,024,000	$(2,024,000)	$-

Contingent Consideration as on December 31, 2023

	Acquisition Value	Adjustments	Closing Value
RF	$10,380,396	$(8,356,396)	$2,024,000
UAV	1,208,000	(1,208,000)	-
PIN	859,000	(859,000)	-
	$12,447,396	$(10,423,396)	$2,024,000

The Company has recorded contingent consideration related to the acquisition companies. The Company has agreed to pay the additional consideration to the seller of each companies listed on the table above upon achieving the pre-agreed milestones. The change in the fair value of contingent consideration is recorded as gain or loss to revaluation adjustment of contingent liabilities on the Statement of Operations and Comprehensive Loss during the years 2024 and 2023. The details of each contingent considerations are as follows:

Revealed Films – The Company has agreed to pay top up consideration of 1.5X the difference between the revenue in 2023, 2024 and 2025 if the revenue growth is higher than $7 million and a profit of at least 7%. The revenue growth is calculated as revenue during the year minus $7 million or previous year’s revenue if the target was met. The Company has signed the amendment in January 2024 to the original share purchase agreement to revise the calculation of contingent consideration to be calculated as 1.5X the difference in 2023, 2024 and 2025 revenue if the revenue growth is higher than $2 million. The fair value calculation for the 2024 and 2023 financials are calculated based on the revised and amended terms of agreement. The consideration will be paid by issuing Company shares in the assigned ratio for each of the sellers.

University of Antelope Valley – The Company has agreed to the seller of UAV if the amount of UAV’s total revenue in 2022, 2023 and 2024 is an increase over $9 million during each of the year or subsequent year’s total revenue, then the purchaser shall pay an additional cash of an amount equal to the total revenue minus $9 million or previous year’s revenue multiplied by two. The consideration is payable in cash.

Property Investors Network – The Company has agreed to pay the top up consideration if the 2x revenue or 10x EBITDA in 2022, 2023 or 2024 exceeds the purchase price or the previous year’s consideration; the difference between the value will be paid in additional consideration by 90% in shares and 10% in cash.

E-Squared Enterprises – The Company has agreed to pay top up consideration for the year 2022 and 2023 for the positive difference between 2x annual revenue or 10x EBITDA for the financial year minus the hurdle amount which is the revenue or EBITDA for the previous year.